Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 1,101	$ 1,027
Interest-bearing deposits with banks	5,123	186
Federal funds sold	16,552	13,154
Total cash and cash equivalents	22,776	14,367
Securities held to maturity (fair value of $100 and $48,839)	100	51,057
Securities available for sale	28,907	0
Loans, net of allowance for loan losses of $2,349 and $3,703	89,217	113,542
Federal Home Loan Bank stock	2,159	3,173
Premises and equipment, net	2,691	2,796
Foreclosed real estate, net	7,646	3,215
Accrued interest receivable	499	644
Income taxes receivable	0	772
Other assets	477	739
Total assets	154,472	190,305
Liabilities and Stockholders' Equity
Noninterest-bearing demand deposits	515	309
Savings, NOW and money-market deposits	35,538	36,654
Time deposits	71,842	111,275
Total deposits	107,895	148,238
Federal Home Loan Bank advances	31,700	31,700
Junior subordinated debenture	5,155	5,155
Advanced payment by borrowers for taxes and insurance	567	806
Official checks	1,113	815
Other liabilities	1,256	756
Total liabilities	147,686	187,470
Commitments and contingencies (Notes 4, 14, 16 and 19)
Stockholders' equity:
Preferred stock, no par value; 6,000,000 shares authorized, no shares issued or outstanding	0	0
Common stock, $.01 par value; 50,000,000 and 1,500,000 shares authorized in 2011 and 2010, 22,411,108 and 819,358 shares issued and outstanding in 2011 and 2010	224	8
Additional paid-in capital	27,491	19,071
Accumulated deficit	(19,991)	(16,244)
Accumulated other comprehensive loss	(938)	0
Total stockholders' equity	6,786	2,835
Total liabilities and stockholders' equity	$ 154,472	$ 190,305